Goodwill and Intangible assets, net - Future amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 4,163
2023	4,132
2024	3,322
Total intangible assets, net	$ 11,617	$ 0